Pension and other post-retirement benefits - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Employee Benefits Disclosure [Line Items]
Defined contribution pension plan cost	$ 10,836	$ 9,672
Accumulated benefit obligation for pension plan	1,008,754	1,080,685
Pension benefits
Employee Benefits Disclosure [Line Items]
Defined benefit plan, plan assets, amount	648,864	629,157	$ 407,074
Expected employer contributions for next year	21,305
OPEB
Employee Benefits Disclosure [Line Items]
Defined benefit plan, plan assets, amount	192,375	$ 176,616	$ 158,873
Expected employer contributions for next year	$ 12,208